Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Central Index Key	dei_EntityCentralIndexKey	0001331971
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2020
Amendment Flag	dei_AmendmentFlag	false